As filed with the Securities and Exchange Commission on November 16, 2001



                                                    File No. 333-63536
                                                    File No. 811-08581

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        Pre-Effective Amendment No. __             [ ]

                        Post-Effective Amendment No. 1             [X]


                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [ ]


                              Amendment No. 39                     [X]


                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                               (Name of Depositor)


                               300 Atlantic Street
                               Stamford, CT 06901
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (203) 602-6500

                                James F. Bronsdon
                      Sage Life Assurance of America, Inc.
                               300 Atlantic Street
                               Stamford, CT 06901

               (Name and Address of Agent for Service of Process)

                                    Copy to:
                                   Lynn Stone
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ on (date) pursuant to paragraph (b) of Rule 485
_x_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on (date) pursuant to paragraph (a)(l) of Rule 485

If appropriate, check the following:

         ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities: Interests in a separate account under flexible payment deferred combination fixed and variable annuity contracts and certificates.


          CROSS REFERENCE SHEET
          (required by Rule 495)



Item No.                                           Location
--------                                        ---------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Additional Information
                                                   about Sage Life
                                                   Assurance of America, Inc.;
                                                   Separate Accounts; What Are
                                                   My Investment Options?;
                                                   Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   What Are the Expenses Under
                                                   a Contract?

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   What are the Contracts?

Item 8.   Annuity Period . . . . . . . . . . . .   What are My Income Payment
                                                   Options?

Item 9.   Death Benefit. . . . . . . . . . . . .   Does the Contract Have a
                                                   Death Benefit?

Item 10.  Purchases and Contract Value . . . . .   How Do I Purchase a
                                                   Contract?

Item 11.  Redemptions. . . . . . . . . . . . . .   How Do I Access My Money?

Item 12.  Taxes. . . . . . . . . . . . . . . . .   How Will My Contract be
                                                   Taxed?

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                         -------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Not Applicable

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Not Applicable

Item 21.  Calculation of Performance Data. . . .   Calculation of Historical
                                                   Performance Data

Item 22.  Annuity Payments . . . . . . . . . . .   Income Payment Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.
--------------------------------------------------------------------------------
The Prospectus contained in Pre-Effective Amendment No. 1 (File Nos. 333-63536 and 811-08581) filed on September 10, 2001 is incorporated herein by reference. The purpose of this Post-Effective Amendment No. 1 is to add an optional guaranteed minimum account value benefit through the use of a Supplement filed herewith to the Prospectus dated October 1, 2001.
--------------------------------------------------------------------------------
                       Supplement dated __________, 2002
                       to Prospectus dated October 1, 2001

   Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts
                                    issued by
           The Sage Variable Annuity Account A and Sage Life Assurance
                            Company of America, Inc.


         This supplement should be attached to your copy of the prospectus for the flexible payment deferred combination fixed and variable annuity contract.

         1. Effective immediately, you can also purchase the following optional benefit: Guaranteed Minimum Account Value benefit rider (GMAV) (sometimes referred to in marketing materials as "Capital Protection Benefit"). The GMAV benefit guarantees that if the GMAV rider is in force on the Expiration Date of the Capital Protection Fixed Sub-Account (or the next Valuation Date if the Expiration Date is not a Valuation Date) and if the Account Value of your Contract is less than the Guaranteed Minimum Account Value, then we will automatically credit your Account Value to equal the Guaranteed Minimum Account Value.

         Currently, the GMAV rider is only available for new Contracts issued on or after the date of this Supplement.

         Capital Protection Fixed Sub-Account: The GMAV rider is currently available with three different options. These options reflect the duration of the benefit you choose. The several durations available are known as Capital Protection Fixed Sub-Accounts. For purposes of this benefit, a Capital Protection Fixed Sub-Account is a sub-account of our Fixed Account that you can elect. The Capital Protection Fixed Sub-Account's beginning date is the date the GMAV rider becomes effective. Currently, we offer 5, 7 and 10 year Capital Protection Fixed Sub- Accounts. We may add additional Capital Protection Fixed Sub-Accounts or may discontinue offering one or more Capital Protection Fixed Sub-Accounts in the future. We require that you allocate:

o at least 65% of your Account Value to the 5 year Capital Protection Fixed Sub-Account;

o at least 50% of your Account Value to the 7 year Capital Protection Fixed Sub-Account; and

o at least 30% of your Account Value to the 10 year Capital Protection Fixed Sub- Account.

The rest of your Account Value may be allocated however you like (available Fixed and/or Variable Sub-Accounts).

         Guaranteed Minimum Account Value: For purposes of this benefit, the Guaranteed Minimum Account Value is equal to:

o    the Account Value on the effective date of the GMAV rider;

o reduced proportionately for any withdrawals from the Contract (including any market value adjustment incurred) made on or after the effective date of the GMAV rider and before the expiration date of the Capital Protection Fixed Sub-Account you selected.

Termination of the GMAV Rider:

         The GMAV rider terminates on the earliest of the following occurrences:

         1.  The Expiration Date of the Capital Protection Fixed Sub-Account;
         2.  You surrender your Contract;
         3. The death of an Owner or the death of an Annuitant, if the Contract is owned by a non-natural person; and
         4.  The Income Date.

Important Considerations Regarding the GMAV Rider:

o Once purchased, the GMAV rider is irrevocable. It is possible that you could pay for the rider for one or more years and not receive the benefits if certain events occur before the Expiration Date of the Capital
     Protection Fixed Sub-Account. See the discussion above regarding termination of the GMAV rider.

o While a GMAV benefit does provide a guaranteed minimum account value if the terms and conditions of the rider are met, it may not be appropriate for all investors. You should understand the GMAV rider completely and analyze it thoroughly before purchasing the benefit.

o As with other aspects of your Contract, you should consult your qualified financial adviser in evaluating the GMAV benefit.

Terms and Conditions of the GMAV Rider:

o While the GMAV rider is in force, you cannot change the Capital Protection Fixed Sub- Account.

o We reserve the right to restrict additional purchase payments under the Contract while the GMAV rider is in force. Currently, we do not permit you to make additional purchase payments under your Contract while the GMAV rider is in force.

o    You  cannot  transfer  Account  Value  from the  Capital  Protection  Fixed
     Sub-Account.

o While the GMAV rider is in force, we reserve the right to restrict transfers between a Fixed Account and a Variable Sub-Account and between Fixed Accounts.

o You cannot have more than one Capital Protection Fixed Sub-Account in force with your Contract at any one time.

o If you request a withdrawal, we will make the withdrawal proportionately from the Capital Protection Fixed Sub-Account and any other Sub-Accounts in which you are invested. A Market Value Adjustment may apply.

o The GMAV may not be approved in your state. Check with your registered representative regarding availability.

         2. The following is added to the "Fee Table - Optional Benefit Annual Expenses" section of the prospectus:

      Guaranteed Minimum Account Value Benefit Charge ..............   0.75% *

* The maximum charge for this benefit is shown above. We will determine the charge for this benefit each time we declare guaranteed interest rates for the Fixed Account. The rate for your Capital Protection Fixed Sub-Account will be shown in your Contract Schedule and will remain the same for the duration of the Capital Protection Fixed Sub-Account you select.

         3. The Examples below replace the Examples found in the prospectus. The Examples reflect the charges for the following optional riders: (which is the most expensive way to purchase the Contract) Enhanced Guaranteed Minimum Income Benefit, Enhanced Guaranteed Minimum Death Benefit, Accidental Death Benefit, Earnings Enhancement Death Benefit and the maximum charge for the Guaranteed Minimum Account Value Benefit. Your expenses would be less than the expenses in the examples if you purchase none or fewer than all of the optional benefits.


                                                                          TIME PERIODS
                                                                 1          3         5        10
                                                               Year       Years     Years     Years
                                                           ------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series II Shares):
  AIM V.I. Government Securities Fund
  AIM V.I. Growth & Income Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund
THE ALGER AMERICAN FUND:
  Alger American MidCap Growth Portfolio
  Alger American MidCap Income & Growth Portfolio
  Alger American Small Capitalization  Portfolio
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IB Shares):
  International Portfolio
  Small Cap Growth Portfolio
  Technology Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
  INVESCO VIF - Growth Fund
  INVESCO VIF - Financial Services  Fund
  INVESCO VIF - Health Sciences Fund
  INVESCO VIF - Technology Fund
MFS(R) VARIABLE INSURANCE TRUST(SM):
  MFS Investors Trust Series
  MFS High Income Series
  MFS Research Series
  MFS Total Return Series
  MFS Capital Opportunities Series
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
  Global Value Equity Portfolio
  Mid Cap Value Portfolio
  Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Oppenheimer Bond Fund/VA
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Main Street Small Cap Fund/VA
SAGE LIFE INVESTMENT TRUST:
  S&P 500 Equity Index Fund
  Money Market Fund
  Nasdaq-100 Index(R) Fund
  All-Cap Growth Fund
VAN KAMPEN LIFE INVESTMENT TRUST (Class II Shares):
  LIT Growth and Income Portfolio
  LIT Emerging Growth Portfolio

         4. The following is added to "5. WHAT ARE THE EXPENSES UNDER A CONTRACT? - OPTIONAL BENEFIT CHARGES" section in the prospectus:

Guaranteed Minimum Account Value Benefit: (maximum charge) 0.75% annually, 0.0625% monthly

The maximum charge for this benefit is shown. We will determine the charge for this benefit each time we declare guaranteed interest rates for the Fixed Account. The rate for your Capital Protection Fixed Sub-Account will be shown in your Contract Schedule and will remain the same for the duration of the Capital Protection Fixed Sub-Account. We reserve the right to assess different charges for different Capital Protection Fixed Sub-Accounts. We will not deduct this charge once the GMAV rider is terminated.

         5.  The  following   information   supplements  the  information  under
"ADDITIONAL INFORMATION ABOUT SAGE LIFE ASSURANCE OF AMERICA, INC." in the prospectus:

                             SELECTED FINANCIAL DATA

                           (To be filed by amendment)

         MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND
                              RESULTS OF OPERATIONS

                           (To be filed by amendment)


         6. The following unaudited financial statements of Sage Life Assurance of America, Inc. are added to the prospectus:

                           (To be filed by amendment)




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED _________, 2002


      FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY
                                    CONTRACTS

                                  issued by:

       THE SAGE VARIABLE ANNUITY ACCOUNT A AND SAGE LIFE ASSURANCE OF
                                 AMERICA, INC.

                                                Customer Service Center:
                                                P.O. Box 290680
                                                Wethersfield, CT  06129-0680
                                                Telephone: (877) 835-7243
                                                           (Toll Free)

     This Statement of Additional Information expands upon subjects we discussed in the current Prospectus for the Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts (the "Contracts" offered by Sage Life Assurance of America, Inc. ("we," "us," "our," "Sage Life," or the "Company"). You may obtain a copy of the Prospectus dated _______, 2002 by calling 1-877-835-7243 (Toll Free) or by writing to our Customer Service Center at the above address. You may also obtain a copy of the Prospectus by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The terms we used in the current Prospectus for the Contracts are incorporated into and made a part of this Statement of Additional Information.


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR
               THE CONTRACTS AND THE PROSPECTUSES FOR THE TRUSTS.




                       Statement of Additional Information

                                Table of Contents

                                                                         Page
                                                                         ----
Assignment..................................................................

Change of Owner, Beneficiary, or Annuitant..................................

Misstatement and Proof of Age, Sex or Survival..............................

Incontestability............................................................

Participation...............................................................

Beneficiary Designation.....................................................

Tax Status of the Contracts.................................................
   Diversification Requirements.............................................
   Owner Control............................................................
   Required Distributions from Non-Qualified Contracts......................
   Partial 1035 Exchanges...................................................
   Contracts Owned by Other Than Natural Persons............................
   Gifting a Contract.......................................................
   Withdrawals - Investment Adviser Fees....................................
   Taxation of Death Benefit Proceeds .....................................
Qualified Contracts
   Qualified Plans..........................................................
   Taxation of Withdrawals..................................................
   Individual Retirement Annuities (IRAs)...................................
   SIMPLE IRAs..............................................................
   Roth IRAs................................................................
   Pension and Profit-Sharing Plans.........................................
   Tax Treatment of Withdrawals - Qualified Contracts.......................
   Required Distributions...................................................

Calculation of Historical Performance Data..................................
   Money Market Sub-Account Yields..........................................
   Other Variable Sub-Account Yields........................................
   Average Annual Total Returns.............................................
   Other Total Returns......................................................
   Use of Indexes...........................................................
   Other Information........................................................

Income Payment Provisions...................................................
   Amount of Fixed Income Payments..........................................
   Amount of Variable Income Payments.......................................
   Income Units.............................................................
   Income Unit Value........................................................
   Exchange of Income Units.................................................

Safekeeping of Account Assets...............................................

Legal Matters...............................................................

Other Information...........................................................

Financial Statements........................................................

ASSIGNMENT

     You may assign your Contract at any time before the Income Date. No assignment will be binding on us unless we receive Satisfactory Notice. We will not be liable for any payments made or actions we take before we accept the assignment. An absolute assignment will revoke the interest of any revocable Beneficiary. We are not responsible for the validity of any assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

CHANGE OF OWNER, BENEFICIARY, OR ANNUITANT

     During your lifetime and while your Contract is in force, you can transfer ownership of your Contract, change the Beneficiary, or change the Annuitant. However, you cannot change the Annuitant (a) if there is no Owner who is not a natural person, or (b) after the Income Date. To make any of these changes, you must send us Satisfactory Notice. If accepted, any change in Owner, Beneficiary, or Annuitant will take effect on the date you signed the notice. Any of these changes will not affect any payment made or action we took before our acceptance. A CHANGE IN OWNER MAY BE A TAXABLE EVENT AND MAY ALSO AFFECT THE AMOUNT OF DEATH BENEFIT PAYABLE UNDER YOUR CONTRACT.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

     We may require proof of age, sex, or survival of any person upon whose age, sex, or survival any payments depend. If the age or sex of the Annuitant has been misstated, or if the age of the Owner has been misstated, the benefits will be those that the Account Value applied would have provided for the correct age and sex. If we have made incorrect income payments, we will pay the amount of any underpayments. We will deduct the amount of any overpayment from future income payments.

INCONTESTABILITY

     Your Contract is incontestable from its Contract Date.

PARTICIPATION

     The Contracts do not participate in our surplus or profits, and we do not pay dividends on the Contracts.

BENEFICIARY DESIGNATION

     This is as shown in the application or Confirmation Form. It includes the name of the Beneficiary and the order and method of payment. If you name "estate" as a Beneficiary, it means the executors or administrators of your estate. If you name "children" of a person as a Beneficiary, only children born to or legally adopted by that person as of an Owner's date of death will be included.

     We may rely on an affidavit as to the ages, names, and other facts about all Beneficiaries. We will incur no liability if we act on such affidavit.

TAX STATUS OF THE CONTRACTS

General

     NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

     Required Distributions from Non-Qualified Contracts. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the
Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that
(a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as death of the Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Partial 1035 Exchanges

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, you should consult your own tax adviser prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Gifting a Contract

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Withdrawals - Investment Adviser Fees

     The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser's fees will be considered taxable distributions from the Contract.

Taxation of Death Benefit Proceeds

     Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. Estate taxes may also apply.

     Certain optional death benefits (see "Optional Rider Death Benefits" in the Prospectus) may be purchased under your Contract. The IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% tax penalty if the Owner is under age 59 1/2.

     The death benefits offered under your Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The tax code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if your death benefits are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts.

     Furthermore, federal tax law provides that the assets of an IRA (including Roth and SIMPLE IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or Account Value. The Contract offers optional rider death benefits which may exceed the greater of purchase payments or Account Value. The IRS is currently examining whether these death benefits are appropriate for use with an IRA (including Roth and SIMPLE IRAs). IF THESE DEATH BENEFITS ARE DETERMINED BY THE IRS AS PROVIDING LIFE INSURANCE, THE CONTRACT MAY NOT QUALIFY AS AN IRA (INCLUDING ROTH AND SIMPLE IRAs) WHICH MAY RESULT IN THE IMMEDIATE TAXATION OF AMOUNTS HELD IN THE CONTRACT AND THE IMPOSITION OF PENALTY TAXES. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Qualified Contracts

Qualified Plans

     The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

     Taxation of Withdrawals. When you take a withdrawal from a Qualified Contract, a pro-rata portion of the amount you receive is taxable. This portion is based on the ratio of your investment in the contract (such as non-deductible purchase payments or other consideration paid for the Contract) to your total accrued benefit balance under the retirement plan. As a result, the investment in the contract for a Qualified Contract can be zero. Special tax rules apply to distributions from a Roth IRA.

     Individual Retirement Annuities (IRAs). Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs. Roth IRAs are described in Code section 408A. They permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), and 408 and 408A (Individual Retirement Annuities, including SIMPLE IRAs and Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the
Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Required Distributions

     Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

CALCULATION OF HISTORICAL PERFORMANCE DATA

MONEY MARKET SUB-ACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Variable Sub-Account investing in the Money Market Fund (the "Money Market Sub-Account") of the Sage Life Investment Trust for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund.

     We compute the current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in Account Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (1) net income from the Money Market Fund attributable to the hypothetical account; and (2) charges and deductions imposed under a Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Asset-Based Charges. We calculate current yield according to the following formula:

Current Yield = ((NCS - ES)/UV) (365/7)

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV =         the unit value for the first day of the seven-day period.

Effective Yield = (1+((NCS - ES)/UV))(365/7)-1

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV =         the unit value for the first day of the seven-day period.


     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Sub-Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

OTHER VARIABLE SUB-ACCOUNT YIELDS

     We compute the yield by: 1) dividing the net investment income of the Fund attributable to the Variable Sub-Account units less expenses allocated to a Variable Sub-Account for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; and then 3) compounding that yield for a six-month period; and then 4) multiplying that result by two (2). Expenses allocated to a Variable Sub-Account include the Asset-Based Charges. We calculate the 30-day or one-month yield according to the following formula:

      Yield =      2 x ((((NI - ES)/(U x UV)) + 1)(6)-1)

      Where:

      NI = net income of the portfolio for the 30-day or one-month period attributable to the Variable Sub-Account's units.

      ES = expenses of the Variable Sub-Account for the 30-day or one-month period.

      U  =         the average number of units outstanding.

      UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Variable Sub-Account is lower than the yield for the corresponding Fund.

     The yield on amounts invested in the Variable Sub-Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Variable Sub-Account's actual yield is affected by the types and quality of securities held by the corresponding Fund and that Fund's operating expenses.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Variable Sub-Accounts for various periods of time.

     When a Variable Sub-Account or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Otherwise, average annual total return will be shown from inception of the Variable Sub-Account. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the Surrender Value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     We calculate standard average annual total returns using Variable Sub-Account unit values which we calculate on each Business Day based on the performance of the Variable Sub-Account's underlying Fund. The calculation assumes that annual Asset-Based Charges of 1.55% are deducted daily from the Variable Sub-Account. The calculation also assumes surrender of Account Value at the end of the period for the return quotation. We will include standard average annual total return with the optional benefit charges and without the optional benefit charges. We calculate the total return according to the following formula:

                             n
                     P(1 + T) = ERV

Where:

     P   =     a hypothetical initial payment of $1000
     T   =     average annual total return
     n   =     number of years
   ERV   =     ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof);

     We  show  standard  average  annual  total  return  for the  periods  ended
September 30, 2001 in the chart below. The total return figures reflect the deduction of all the charges discussed above including fund management and operating expenses (including 12b-1 fees where applicable). The returns below present a comparison of the least and most expensive combination of optional riders. The least expensive assumes the contract owner elects no riders. The most expensive includes the costs for the Accidental Death Benefit, Enhanced Guaranteed Minimum Death Benefit, Earnings Enhancement Death Benefit, Enhanced Guaranteed Minimum Income Benefit and Guaranteed Minimum Account Value Benefit. (These charges, deducted monthly, apply only when elected by the contract owner.)




                                  Sub-Account       No Riders Elected           Most Expensive Riders Elected
                                 Inception Date   1 year    Since Inception       1 year    Since Inception
Portfolio                        --------------   ------    ---------------       ------    ---------------
---------


AIM VARIABLE INSURANCE FUNDS (Series II Shares):     (Performance data to be filed by Amendment)
AIM V.I. Government Securities
   Fund (1)                       3/30/99
AIM V.I. Growth and Income
   Fund (1)                      11/12/99
AIM V.I. International Equity
   Fund (1)                       3/24/99
AIM V.I. Value Fund (1)           3/24/99
THE ALGER AMERICAN FUND:
Alger American Mid Cap Growth
   Portfolio                      3/30/99
Alger American Income and Growth
   Portfolio                      3/24/99
Alger American Small
   Capitalization Portfolio      11/12/99
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF - Growth Fund         5/1/01
INVESCO VIF - Financial
   Services Fund                  5/1/01
INVESCO VIF - Health Sciences
   Fund                           5/1/01
INVESCO VIF - Technology Fund     5/1/01
MFS(R) VARIABLE INSURANCE TRUST(SM):
MFS Investors Trust Series       3/30/99
MFS High Income Series           3/30/99
MFS Research Series             11/12/99
MFS Total Return Series         11/12/99
MFS Capital Opportunities
   Series                       11/12/99
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Global Value Equity Portfolio    3/24/99
Mid Cap Value Portfolio          3/30/99
Value Portfolio                 11/12/99
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Bond Fund/VA         3/30/99
Oppenheimer Capital Appreciation
   Fund/VA                       3/24/99
Oppenheimer Main Street Small
   Cap Fund/VA                   3/30/99
SAGE LIFE INVESTMENT TRUST:
S&P 500 Equity Index Fund        2/19/99
Nasdaq-100 Index(R) Fund         9/15/00
All-Cap Growth Fund              9/15/00

(1) The Series II Shares were first offered on July 16, 2001. The performance shown is the performance of the Series I Shares adjusted to reflect the .25% 12b-1 fee of the Series II Shares.

     We may also show non-standard average annual total returns. These returns may be calculated the same way as standard average total returns, except that the the optional rider charges are not included in the calculations, or they may just show underlying fund fees and expenses. The following chart shows the non-standard average annual compounded total returns for the periods ending September 30, 2001. The performance assumes the Sage Variable Annuity was available as of the inception date of the underlying Funds for the periods indicated. The performance assumes the deduction of the Asset-Based Charges, and fund management and operating expenses (including 12b-1 fees where applicable), but does not include the optional rider charges.



                                                Portfolio                                               10 Years or
Portfolio                                    Inception Date    1 year      3 years       5 years        Since Inception
-------------                                ---------------   -------     --------      --------       ----------------

AIM VARIABLE INSURANCE FUNDS (Series II Shares):      (Performance data to be filed by Amendment)
AIM V.I. Government Securities
   Fund (1)                                    5/5/93
AIM V.I. Growth and Income Fund (1)            5/2/94
AIM V.I. International Equity Fund (1)         5/5/93
AIM V.I. Value Fund (1)                        5/5/93
THE ALGER AMERICAN FUNDS:
Alger American Mid Cap Growth
   Portfolio                                  4/30/93
Alger American Income & Growth
   Portfolio                                 11/15/88
Alger American Small
   Capitalization Portfolio                   9/20/88
INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF - Growth Fund                     8/25/97
INVESCO VIF - Financial Services Fund         9/21/99
INVESCO VIF - Health Sciences Fund            5/22/97
INVESCO VIF - Technology Fund 5/21/97
MFS(R) VARIABLE INSURANCE TRUST(SM):
MFS Investors Trust Series                    10/9/95
MFS High Income Series                        7/26/95
MFS Research Series                           7/26/95
MFS Total Return Series                       1/3/95
MFS Capital Opportunities Series             8/14/96
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Global Value Equity Portfolio                 1/2/97
Mid Cap Value Portfolio                       1/2/97
Value Portfolio                               1/2/97
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Bond Fund/VA                      4/3/85
Oppenheimer Capital Appreciation
   Fund/VA                                    4/3/85
Oppenheimer Main Street Small
   Cap Fund/VA                                5/1/98
SAGE LIFE INVESTMENT TRUST:
S&P 500 Equity Index Fund                    2/19/99
Nasdaq-100 Index(R) Fund                     9/15/00
All-Cap Growth Fund                          9/15/00


(1) The Series II Shares were first offered on July 16, 2001. The performance shown is the performance of the Series I Shares adjusted to reflect the .25% 12b-1 fee of the Series II Shares.

OTHER TOTAL RETURNS

        We may disclose cumulative total returns in conjunction with the standard formats described above. We will calculate the cumulative total returns using the following formula:

      CTR = (ESV/P) - 1

      Where:

      CTR = The cumulative total return for the period.

      ESV = The ending Surrender Value of the hypothetical investment at the end of the period net of recurring charges.

        P = A hypothetical single payment of $1,000.

USE OF INDEXES

     From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We may compare the performance of these indexes to the performance of certain Variable Sub-Accounts or Funds, or we may present without such a comparison.

OTHER INFORMATION

     The following is a partial list of those publications which we may note in the Funds' sales literature and/or shareholder materials which contain articles describing investment results or other data relative to one or more of the Variable Sub-Accounts. We also may cite other publications.

Broker World                                           Financial World
Across the Board                                       Advertising Age
American Banker                                        Barron's
Best's Review                                          Business Insurance
Business Month                                         Business Week
Changing Times                                         Consumer Reports
The Economist                                          Financial Planning
Forbes                                                 Fortune
Inc.                                                   Institutional Investor
Insurance Forum                                        Insurance Sales
Insurance Week                                         Journal of Accountancy
Journal of Financial Service Professionals             Journal of Commerce
Life Insurance Selling                                 Life Association News
MarketFacts                                            Manager's Magazine
National Underwriter                                   Money
Morningstar, Inc.                                      Nation's Business
New Choices (formerly 50 Plus)                         The New York Times
Pension World                                          Pensions & Investments
Rough Notes                                            Round the Table
U.S. Banker                                            VARDs
The Wall Street Journal                                Working Woman

INCOME PAYMENT PROVISIONS

     AMOUNT OF FIXED INCOME PAYMENTS. On the Income Date, the amount you have chosen to apply to provide fixed income payments will be applied under the income plan you have chosen. The monthly income payment factor in effect on the Income Date times that amount and then divided by $1,000 will be the dollar amount of each monthly payment. Each of these payments are guaranteed and remain level throughout the period you selected.

     The monthly income payment factor used to determine the amount of the fixed income payments will not be less than the guaranteed minimum monthly income payment factor shown in your Contract.

     AMOUNT OF VARIABLE INCOME PAYMENTS. These payments will vary in amount. The dollar amount of each payment attributable to each Variable Sub-Account is the number of Income Units for each Variable Sub-Account times the Income Unit value of that Sub-Account. The sum of the dollar amounts for each Variable Sub-Account is the amount of the total variable income payment. We will determine the Income Unit values for each payment no earlier than five Business Days preceding the due date of the variable income payment (except for Income Payment Option 4, which we determine on the due date). We guarantee the payment will not vary due to changes in mortality or expenses.

     INCOME UNITS. On the Income Date, the number of Income Units for an applicable Variable Sub-Account is determined by multiplying (1) by (2), dividing the result by (3), and then dividing that result by (4) where:

       (1)    is the amount you have chosen to allocate to that Variable
              Sub-Account;

       (2)    is the monthly income payment factor for the income plan chosen;

       (3)    is $1,000; and

       (4) is the Income Unit value for the Variable Sub-Account for the Valuation Period ending on that date.

     INCOME UNIT VALUE. We calculate the value of an Income Unit at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. The Income Unit value for a Variable Sub-Account's first Business Day was set at $10. After that, we determine the Income Unit value for every Business Day by multiplying
(a) by (b), and then dividing by (c) where:

       (a) is the Income Unit value for the immediately preceding Valuation Period;

       (b) is the "net investment factor" (as described in the prospectus) for the Variable Sub-Account for the Valuation Period for which the value is being determined; and

       (c) is the daily equivalent of the assumed investment rate that you have selected and that is shown in your Contract for the number of days in the Valuation Period.

                ILLUSTRATION OF CALCULATION OF INCOME UNIT VALUE

1. Net Investment Factor .........................................1.00022253

2. Income Unit value for the immediately preceding Valuation
   Period........................................................10.00000000

3. Daily equivalent of the assumed investment rate for the
   number of days in the Valuation Period (assuming you select
   3%)=(1.03(1/365).).............................................1.00008099

4. Income Unit value for current Valuation Period
   [(1) x (2)]/(3)...............................................10.00141533

                    ILLUSTRATION OF VARIABLE INCOME PAYMENTS

1. Number of Accumulation Units.......................................1,000

2. Accumulation Unit value.......................................10.0026116

3. Account Value (1) x (2)........................................10,002.61

4. Minimum monthly income payment factor per $1,000 applied...........10.50

5. First monthly variable income payment [(3) x (4)]/$1,000..........105.03

6. Income Unit value............................................10.00141533

7. Number of Income Units (5)/(6)..................................10.50151

8. Assume Income Unit value at the end of the second month is.........10.05

9. Second monthly variable income payment (7) x (8)..................105.54

10. Assume Income Unit value at the end of the third month is.........10.10

11. Third monthly variable income payment (7) x (10).................106.07

EXCHANGE OF INCOME UNITS.

     After the Income Date, if there is an exchange of value of a designated number of Income Units of particular Variable Sub-Accounts into other Income Units, the value will be such that the dollar amount of the income payment made on the date of exchange will be unaffected by the exchange.

SAFEKEEPING OF ACCOUNT ASSETS

     We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account.

     We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

LEGAL MATTERS

     All matters relating to Delaware law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by James F. Bronsdon, the Company's Vice
President, Legal and Compliance. Blazzard, Grodd & Hasenauer, P.C., Westport, CT, has provided advice on certain matters relating to the federal securities laws.

OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

     The financial statements for the Variable Account are provided below. Financial statements of the Company are presented in the Prospectus.

         [Financial Statements will be filed by Amendment.]


                                     PART C

                                OTHER INFORMATION


ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      All required financial statements of Sage Life and The Sage Variable Annuity Account A will be filed by Amendment.

(b)   Exhibits

      (1)(a)              Resolutions of the Board of Directors of Sage Life
                          Assurance of America, Inc. establishing The Sage
                          Variable Annuity Account A.1/

      (2)                 Not Applicable.

      (3)(a)              Form of Distribution Agreement with Sage
                             Distributors, Inc.2/

         (b)              Form of Selling Agreement.22/

      (4)(a)(i)(B)        Form of Individual Contract.21/

              (ii)(B)     Form of Individual Contract with Interest Account.21/

             (iii)(B)     Form of Group Contract.21/

              (iv)(B)     Form of Group Certificate.21/

            (b)(i)(B)     Amended Form of Individual IRA Rider.3/

              (ii)(B)     Amended Form of Group IRA Rider.3/

             (iii)(B)     Amended Form of Individual SIMPLE IRA Rider.3/

              (iv)(B)     Amended Form of Group SIMPLE IRA Rider.3/

               (v)(A)     Form of Individual Roth IRA Rider.5/
              (vi)(A)     Form of Group Roth IRA Rider.5/

            (ix)(A)       Form of Individual Accidental Death Benefit Rider.21/

             (x)(A)       Form of Group Accidental Death Benefit Rider.21/

            (xi)(A)       Form of Individual Earnings Enhancement Death
                          Benefit Rider.21/

            (xi)(B)       Form of Group Earnings Enhancement Death Benefit
                          Rider.21/

            (xii)(A)      Form of Individual Guaranteed Minimum Income
                          Benefit Rider.21/

            (xii)(B)      Form of Group Guaranteed Minimum Income Benefit
                          Rider.21/

           (xiii)(A)      Form of Group Enhanced Guaranteed Minimum Income
                          Benefit Rider.21/

           (xiii)(B)      Form of Individual Enhanced Guaranteed Minimum
                          Income Benefit Rider.21/

           (xiv)(A)       Form of Individual Endorsement re: Application-
                          Confirmation 18/

           (xiv)(B)       Form of Group Endorsement re: Application-
                          Confirmation 18/

            (xv)(A)       Form of Individual Enhanced Minimum Death Benefit
                          Rider.21/

            (xv)(B)       Form of Group Enhanced Minimum Death Benefit Rider.21/

            (xvi)(A)      Form of Individual Guaranteed Minimum Account Value
                          Benefit Rider.*

            (xvi)(B)      Form of Group Guaranteed Minimum Account Value
                          Benefit Rider.*

      (5)    (i) (A)      Form of Individual Contract Application.21/

             (i) (C)      Form of Individual Application-Confirmation 18/

            (ii) (A)      Form of Group Certificate Application.21/

            (ii) (C)      Form of Group Application-Confirmation Form18/

      (6)(a)              Articles of Incorporation of the Company.8/

         (b)              By-Laws of the Company.8/

      (7)                 Not Applicable.

      (8)(a)(i)           Form of Participation Agreement with AIM Variable
                          Insurance Funds.9/

             (ii)         Form of Participation Agreement with The Alger
                          American Fund.9/

             (iv)         Form of Participation Agreement with MFS(R)
                          Variable Insurance TrustSM.9/

             (v)          Form of Participation Agreement with Morgan
                          Stanley The Universal Institutional Funds, Inc.10/

             (vi)         Form of Participation Agreement with Oppenheimer
                          Variable Account Funds.10/

             (vii)        Form of Participation Agreement with Sage Life
                          Investment Trust.9/

             (viii)       Form of Participation Agreement with INVESCO
                          Variable Investment Funds, Inc.20/

             (ix)         Form of Participation Agreement with First American
                          Insurance Portfolios, Inc.22/

             (x)          Form of Participation Agreement with Van Kampen Life
                          Life Investment Trust.22/

         (b)              Form of Services Agreement with Financial
                          Administration Services, Inc.10/

         (c) Reinsurance Agreement (Modified Coinsurance Treaty) with Life Reassurance Corporation of America. 19/

      (9)                 Opinion and Consent of James F. Bronsdon. (To be filed by Amendment)

      (10)(a)             Consent of Blazzard, Grodd & Hasenauer, P.C. (To be filed by Amendment)

          (b)             Consent of Independent Auditors. (To be filed by Amendment)

      (11)                Not Applicable.

      (12)                Not Applicable.

      (13)                Not Applicable.

      (14)(a)             Power of Attorney for Paul C. Meyer.11/

      (14)(b)             Power of Attorney for Ronald S. Scowby.12/

      (14)(c)             Power of Attorney for Richard D. Starr.12/

      (14)(d)             Power of Attorney for H. Louis Shill.13/

      (14)(e)             Power of Attorney for Mitchell R. Katcher. 18/

      (14)(f)             Power of Attorney for Robin I. Marsden. 18/

      (14)(g)             Power of Attorney for Paul C. Meyer, Ronald S.
                          Scowby, Richard D. Starr, H. Louis Shill and
                          Meyer Feldberg.16/

      (14)(h)             Power of Attorney for John A. Benning. 18/

------------------------
* Filed herewith.

(1) This exhibit was previously filed in Exhibit 1 to the Registration Statement on Form N-4 dated December 24, 1997 (File No. 333-43329) and is incorporated herein by reference.

(2) This exhibit was previously filed in Exhibit No. 3 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(3) This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(4) This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(5) This exhibit was previously filed in Exhibit No. 4 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(6) This exhibit was previously filed in Exhibit No. 5 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(7) This exhibit was previously filed in Exhibit No. 5 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(8) This exhibit was previously filed in Exhibit No. 6 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

(9) This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

(10) This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(11) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44751) dated January 12, 1999, and is incorporated herein by reference.

(12) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

(13) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-44751) dated February 10, 1999, and is incorporated herein by reference.

(14) This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 26, 1999, and is incorporated herein by reference.

(15) This exhibit was previously filed in Exhibit No. 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 2000, and is incorporated herein by reference.

(16) This exhibit was previously filed in Exhibit No. 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 1999, and is incorporated herein by reference.

(17) This exhibit was previously filed in Exhibit No. 4 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-43329) dated June 27, 2000, and is incorporated herein by reference.

(18) This exhibit was previously filed in Post-Effective No. 9 to Form N-4 (File No. 333-43329) filed March 6, 2001 and is incorporated herein by reference.

(19) The exhibit was filed as Exhibit 10.2 in Sage Life Assurance of America, Inc.'s Form 10-K (File Nos. 333-77441 and 333-77437) filed on April 12, 2001 and is incorporated herein by reference.

(20) This exhibit was previously filed in Post-Effective Amendment No. 10 to Form N-4 (File No. 333-43329) filed on April 27, 2001 and is incorporated herein by reference.

(21) This exhibit was previously filed in the Registration Statement on Form N-4 (File No. 333-63536) filed on June 21, 2001 and is incorporated herein by reference.

(22) This exhibit was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-63536) filed on September 10, 2001 and is incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     Incorporated herein by reference to the section titled "Directors and Executive Officers" of the Prospectus filed as Part A of this Registration Statement.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

     The registrant is a segregated asset account of the Company and therefore is owned and controlled by the Company. The Company is a stock life insurance company of which all the voting securities are owned by Sage Life Holdings of America, Inc., a Delaware corporation, ("Sage Life Holdings"), 90.1% of the voting securities of which are owned by Sage Insurance Group Inc., a Delaware corporation. (The Company in turn owns all of the voting securities of Sage Life Assurance Company of New York, a New York domiciled company which is pursuing a license to conduct insurance business in that state.) The remaining voting securities of Sage Life Holdings are owned by Life Reassurance Corporation of America. In addition to Sage Life Holdings, Sage Insurance Group also owns all of the voting securities of Sage Distributors, Inc. (a broker-dealer), Sage Advisors, Inc. (a registered investment adviser), and Finplan Holdings, Inc. (a financing company), all of which are Delaware corporations, and Sage Re (Bermuda) Ltd. (an insurer), a Bermudian corporation. Sage Insurance Group also owns 51% of the voting securities of Strategic Financial Solutions, Inc., a Connecticut corporation engaged in the business of providing software and consulting to banks that market securities and insurance products. All the voting securities of Sage Insurance Group Inc. are owned by Sage Insurance Holdings, Inc, a Delaware corporation. Sage Insurance Holdings, Inc. is a wholly owned subsidiary of Sage Holdings (USA), Inc., a Delaware corporation. (Sage Holdings (USA), Inc. also owns all of the voting securities of Sage Properties
(USA), Inc., a Virginia corporation whose principal assets are accounts receivable and notes relating to the sale of real estate.) Sage Holdings (USA), Inc. is a wholly owned subsidiary of Sage Life Limited, a South African corporation, which is in turn a wholly owned subsidiary of Sage Life Holdings Limited, a South African corporation. Except as noted, the nature of the business of the companies listed above is insurance and financial services. Sage Life Holdings Limited is 100% owned by Sage Group Limited, a South African corporation that is the ultimate holding company. Sage Group Limited is a controlling company operating in life insurance, mutual funds and investment management. Various companies and other entities controlled by Sage Group Limited may be considered to be under common control with the registrant or the Company. Such other companies and entities and the nature of their businesses are set forth below. These companies are incorporated in South Africa and are wholly owned subsidiaries unless otherwise noted.

                        DIRECT AND INDIRECT SUBSIDIARIES OF SAGE GROUP LIMITED
                        ------------------------------------------------------

COMPANY NAME                                 PRINCIPAL BUSINESS

Bentley Office Park (Pty) Ltd               Property development & investment
Blackreef Properties (Pty) Ltd              Property holding
Edenston Properties (Pty) Ltd               Property development
Educational Information Services (Pty) Ltd  Publishing
Ensiklopedie Afrikana (Edms) Beperk         Publishing
Estromin Properties & Investments (Pty) Ltd Property investment
Everest Construction (Pty) Ltd              Construction
FPS (South Vaal) Investments (Pty) Ltd      Property investment
FPS (Vaal) Investments (Pty) Ltd            Investment holding
FPS Investment Holdings Ltd                 Investment holding
FPS Investments (Pty) Ltd                   Investment holding
FPS Ltd                                     Investment consultants
Fraser Street Registrars (Pty) Ltd          Transfer secretaries
Hatfield Primary Square (Pty) Ltd.          Property investment
Hatfield Properties (Block A) (Pty) Ltd     Property investment
Hatfield Properties (Block C) (Pty) Ltd     Property investment
Hatfield Properties (Block D) (Pty) Ltd     Property investment
Highrise Home Investments (Pty) Ltd         Property investment
Home Mortgage Investments (Pty) Ltd         Financing
J van Streepen (Kempton Park) (Pty) Ltd
  (51% owner)                                Property development
Kemparkto (Pty) Ltd                          Property investment & development
Lakeview Management Properties (Pty) Ltd
  (75% owner)                                Property management
Marlands Flats (Pty) Ltd                     Property holding
Meumann & Heyneke (Pty) Ltd                  Retail merchants
Nedrep Investments Ltd                       Investment holding
New Smal Construction Co. (Pty) Ltd          Construction
Palmiet Townships (Pty) Ltd                  Property development
Prospect Place Share Block Ltd
R/E 105 Rosebank (Pty) Ltd                   Investment holding
Residential Mortgage Investments (Pty) Ltd   Financing
S A Cultural Holdings (Pty) Ltd              Investment
S A Kultuur Beleggings (Edms) Beperk         Investment
S.B. Plant Hire (Pty) Ltd                    Plant hire
SACI Finance (Pty) Ltd                       Finance company
Sage Centre (Pty) Ltd                        Property investment
Sage Consulting Services (Pty) Ltd           Consulting, financial,
                                               administrative, and
                                               management services
Sage Corporate Services (Pty) Ltd            Investment holding
Sage Family Benefits (Pty) Ltd               Insurance consultants
Sage Guaranteed Options (Pty) Ltd            Trade in financial instruments
Sage Holdings Ltd                            Financial, investment &
                                               management
Sage Investment Trust Ltd                    Insurance & investment
Sage Land Finance (Pty) Ltd                  Financiers
Sage Land Holdings (Pty) Ltd                 Investment holding
Sage Library Gardens Ltd                     Investment holding
Sage Life Holdings Ltd                       Investment holding
Sage Life Ltd                                Life insurance
Sage Management Services (Pty) Ltd           Management
Sage Parking (Pty) Ltd                       Own & operate parking garages
Sage Personal Investment Marketing (Pty) Ltd Investment consultants
Sage Properties (549 Sandown) (Pty) Ltd      Property holding
Sage Properties (Menlyn) (Pty) Ltd           Property investment
Sage Properties (Rivonia Four) (Pty) Ltd     Property holding
Sage Properties (Sunnyside) (Pty) Ltd        Property holding
Sage Properties Ltd                          Investment holding
Sage Property Holdings Ltd                   Property holding
Sage Property Management Services (Pty) Ltd  Property management
Sage Property Trust Managers, Ltd.
  (77.2% owner)                              Management of unit trusts
Sage Schachat Developments (Pty) Ltd         Builders
Sage Schachat Ltd                            Investment holding
Sage Selections (Pty) Ltd                    Investment
Sage Specialized Insurances Ltd              Short term insurance
Sage Strategic Investments (Pty) Ltd         Investment holding
Sage Strategic Services (Pty) Ltd.           Consulting, financial,
                                               administrative and
                                               management services
Sage Trustees (Pty) Ltd                      Trustees
Sage Unit Trusts Ltd                         Management of unit trusts
Sagemed (Pty) Ltd                            Health & medical insurance
SAK Holdings (Pty) Ltd                       Investment holding
Sandhurst Properties (Block A) (Pty) Ltd     Property investment & management
Sandhurst Properties (Block C) (Pty) Ltd     Property investment & management
Sandhurst Properties (Block D) (Pty) Ltd     Property investment & management
Sandhurst Properties (Block E) (Pty) Ltd     Property investment & management
Sandhurst Properties (Block F) (Pty) Ltd     Property investment & management
Sandhurst Properties (Block G) (Pty) Ltd     Property investment & management
Sandown Development Holdings (Pty) Ltd       Property holding
Sandown Developments (Pty) Ltd               Property development
Schachat Ciskei (Pty) Ltd                    Property development
Schachat Construction (Pty) Ltd              Construction
Schachat Finance Company (Pty) Ltd           Financiers
Schachat Land Resources (Pty) Ltd            Investment holding
Schachat Natal (Pty) Ltd                     Farming & other
Schalab Townships (Pty) Ltd (51% owner)      Property development
Sectional Title (Pty) Ltd                    Property development
SLR Land Development (Pty) Ltd               Building contractors
SMH Land Development (Pty) Ltd               Property investment
SPTM Holdings (Pty) Ltd                      Investment holding
SSI Securities (Pty) Ltd                     Financiers
Stonehouse Investments (Pty) Ltd             Property investment
Sunnyside Erf 26 (Block D) (Pty) Ltd         Property investment & management
Table Classics (Pty) Ltd                     Deal in tableware products
The Gold Jewellery Corporation (Pty) Ltd     Manufacture & sale of
                                               coins & jewelry
Townhomes (Pty) Ltd                          Building contractors
Von Brandis Square Development Co.(Pty) Ltd  Property development
Witch Construction Company (Pty) Ltd         Property investment & development
Witch Construction Company (Transvaal)
  (Pty) Ltd                                  Property investment & development
Sage International B.V.
  (Netherlands corporation)                  Holding
Sage Management Services (USA), Inc.
   (New York corporation)                    Management services


ITEM 27. NUMBER OF CONTRACT OWNERS

        As of October 2, 2001 there were 0 qualified contract owners and 0 non-qualified contract owners.


ITEM 28. INDEMNIFICATION

     Sage Life's Articles of Incorporation provide that a director of the Company shall not be personally liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, except that (i) for any breach of the director's duty of loyalty to the Company or its stockholders,
(ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any personal benefit. Notwithstanding the foregoing, the Articles provide that if the Delaware General Corporation Law is amended to authorize further limitations of the liability of a director or a corporation, then a director of the Company, in addition to circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as amended.

     Sage Life's Bylaws provide that the Company shall indemnify its officers, directors, employees and agents to the extent permitted by the General Corporation Law of Delaware.

     Further, Section 145 of Delaware General Corporation Law provides that a corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had a reasonable cause to believe that his conduct was not unlawful.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

           (a) Sage Distributors, Inc. ("Sage Distributors") is the registrant's principal underwriter. Sage Distributors is also the principal underwriter for the following other investment companies:

           The Sage Variable Life Account A
           Sage Life Investment Trust

           (b)  Officers and Directors of Sage Distributors

        The principal business address of all of the persons listed below is 300 Atlantic Street, Stamford, CT 06901.

Name and Principal Business Address       Positions and Offices With Sage Distributors
-----------------------------------       --------------------------------------------


Lincoln B. Yersin                         President, Chief Executive Officer and Director

James F. Bronsdon                         Chief Compliance Officer, Chief Legal Officer

James F. Renz                             Chief Financial Officer, Treasurer, Assistant Secretary


ITEM 30. LOCATION OF BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained at our Customer Service Center.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.

     Additional Information.

(c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that the fees and charges under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the City of Stamford, in the State of Connecticut, on this 15th day of November, 2001.


                                     The Sage Variable Annuity Account A
                                     (Registrant)

                                     By: Sage Life Assurance of America, Inc.


                                     By: /s/ ROBIN I. MARSDEN
                                         ------------------------
                                         Robin I. Marsden
                                         Director, President and
                                         Chief Executive Officer

                                     By: Sage Life Assurance of America, Inc.
                                        (Depositor)

                                     By:  /s/ ROBIN I. MARSDEN
                                         ------------------------
                                         Robin I. Marsden
                                         Director, President and
                                         Chief Executive Officer




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                           Date
---------                      ----------------               ----------------

/s/ Ronald S. Scowby*              Chairman                   November 15, 2001
----------------------
Ronald S. Scowby


/s/ H. Louis Shill*                Director                   November 15, 2001
-----------------------
H. Louis Shill


/s/ Paul C. Meyer*                 Director                   November 15, 2001
----------------------
Paul C. Meyer


/s/ Richard D. Starr*              Director                   November 15, 2001
-----------------------
Richard D. Starr


/s/ MITCHELL R. KATCHER            Director,                  November 15, 2001
-----------------------            Senior Executive Vice
Mitchell R. Katcher                President, Chief Actuary


/s/ Meyer Feldberg*                Director                   November 15, 2001
--------------------
Meyer Feldberg

/s/ John A. Benning*               Director                   November 15, 2001
--------------------
John A. Benning

/s/ROBIN I. MARSDEN                Director, President and    November 15, 2001
---------------------              Chief Executive Officer
Robin I. Marsden

/s/ JEFFREY GORDON                 Chief Financial Officer    November 15, 2001
---------------------
Jeffrey Gordon


*By: /s/ MITCHELL R. KATCHER
     ------------------------

As Attorney-In-Fact pursuant to a Power of Attorney dated below.


Director                       Date
--------                       ----

Meyer Feldberg                 February 28, 2000
Ronald S. Scowby               February 24, 2000
H. Louis Shill                 February 25, 2000
Paul C. Meyer                  February 23, 2000
Richard D. Starr               February 25, 2000
Robin I. Marsden               February 28, 2000
John A. Benning                July 31, 2000
Mitchell R. Katcher            February 25, 2000


                                  EXHIBIT INDEX

EX-99.B4.xvi.A      Form of Individual Guaranteed Minimum Account Value
                    Benefit Rider

EX-99.B4.b.xvi.B    Form of Group Guaranteed Minimum Account Value Benefit Rider